Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 91.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	716,358	$7,586,236
PGIM Global Real Estate Fund (Class R6)	187,696	3,780,203
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	46,428	628,639
PGIM QMA Commodity Strategies Fund (Class R6)	364,130	3,171,570
PGIM QMA International Developed Markets Index Fund (Class R6)	390,659	4,387,101
PGIM QMA Large-Cap Core Equity Fund (Class R6)	637,186	10,003,823
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	129,021	1,259,247
PGIM QMA US Broad Market Index Fund (Class R6)	336,594	5,001,781
PGIM TIPS Fund (Class R6)	1,195,317	12,658,412
PGIM Total Return Bond Fund (Class R6)	644,402	9,492,041

Total Long-Term Investments (cost $53,555,110)		57,969,053

Short-Term Investment 8.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,133,558)	5,133,558	5,133,558

TOTAL INVESTMENTS 100.0% (cost $58,688,668)(w)		63,102,611
Liabilities in excess of other assets (0.0)%		(16,217)

Net Assets 100.0%		$63,086,394

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds